OTHER CURRENT LIABILITIES (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Other payable	$ 46,013
Taxes payable	1,114
Salary and welfare payables	221
Accrued expenses and other current liabilities	14,704	14,704	14,704
Total Other current liabilities	$ 62,052	$ 14,704	$ 14,704